Guarantor and Non-Guarantor Financial Statements - Condensed Consolidating Statement of Cash Flows (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	$ (1,060)	$ (36,382)
Cash flows from investing activities:
Capital expenditures	(14,457)	(27,059)
Proceeds from sale of property, plant and equipment	293	1,494
Net cash provided by (used in) investing activities	234,213	(25,565)
Cash flows from financing activities:
Revolver borrowings	10,000	20,000
Debt repayments		(2,303)
Net cash (used in) provided by financing activities	(233,102)	17,697
Revolver repayments	(30,000)
Payment of deferred financing costs	(2,032)
Term loan repayments	(288,000)	(2,250)
Other debt repayments	(51)	(53)
Effect of exchange rate changes on cash	(531)	(550)
Net increase (decrease) in cash and cash equivalents	(480)	(44,800)
Cash and cash equivalents at beginning of period	44,468	76,619
Cash and cash equivalents at end of period	43,988	31,819
ABL Credit Facility [Member]
Cash flows from financing activities:
Revolver borrowings	76,981
Wells [Member]
Cash flows from investing activities:
Proceeds from sale of Wells, net of cash sold	248,377
Parent Guarantor UCI Holdings Limited [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities		14
Cash flows from financing activities:
Net increase (decrease) in cash and cash equivalents		14
Cash and cash equivalents at beginning of period	75	1
Cash and cash equivalents at end of period	75	15
Issuer UCI International [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(8,976)	(8,150)
Cash flows from financing activities:
Revolver borrowings	10,000	20,000
Debt repayments		(2,250)
Net cash (used in) provided by financing activities	13,446	17,750
Revolver repayments	(30,000)
Payment of deferred financing costs	(2,032)
Term loan repayments	(288,000)
Change in intercompany indebtedness	246,497
Net increase (decrease) in cash and cash equivalents	4,470	9,600
Cash and cash equivalents at beginning of period	2,626	3,026
Cash and cash equivalents at end of period	7,096	12,626
Issuer UCI International [Member] | ABL Credit Facility [Member]
Cash flows from financing activities:
Revolver borrowings	76,981
Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	1,897	(37,679)
Cash flows from investing activities:
Capital expenditures	(11,410)	(22,162)
Proceeds from sale of property, plant and equipment	293	1,004
Net cash provided by (used in) investing activities	237,260	(21,158)
Cash flows from financing activities:
Debt repayments		(44)
Intercompany dividends received (paid)	2,368	9,446
Net cash (used in) provided by financing activities	(244,180)	9,402
Other debt repayments	(51)
Change in intercompany indebtedness	(246,497)
Net increase (decrease) in cash and cash equivalents	(5,023)	(49,435)
Cash and cash equivalents at beginning of period	31,945	57,407
Cash and cash equivalents at end of period	26,922	7,972
Guarantor Subsidiaries [Member] | Wells [Member]
Cash flows from investing activities:
Proceeds from sale of Wells, net of cash sold	248,377
Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	6,019	9,433
Cash flows from investing activities:
Capital expenditures	(3,047)	(4,897)
Proceeds from sale of property, plant and equipment		490
Net cash provided by (used in) investing activities	(3,047)	(4,407)
Cash flows from financing activities:
Debt repayments		(9)
Intercompany dividends received (paid)	(2,368)	(9,446)
Net cash (used in) provided by financing activities	(2,368)	(9,455)
Effect of exchange rate changes on cash	(531)	(550)
Net increase (decrease) in cash and cash equivalents	73	(4,979)
Cash and cash equivalents at beginning of period	9,822	16,185
Cash and cash equivalents at end of period	$ 9,895	$ 11,206